RESTRICTED SHARE UNITS - Disclosure of restricted share units activity (Details) - Restricted share units ("RSUs") [Member] - Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,945,000	1,985,000
Issued	2,854,800	800,000
Settlement	(1,390,000)	(840,000)
Outstanding, end of period	3,409,800	1,945,000
Unvested	2,247,500
Vested	1,162,300